Significant accounting policies - Judgements (Details)		5 Months Ended	12 Months Ended
	Jun. 07, 2022	Jun. 06, 2022 joint_venture	Dec. 31, 2022	Dec. 31, 2021 tons	Dec. 31, 2020
Disclosure of joint ventures [line items]
Number of joint venture companies | tons				2
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%	50.00%
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%	50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Number of joint venture companies | joint_venture		2
TI Asia Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired	50.00%
TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired	50.00%